Quarterly Report
August 31, 2020
MFS®  Blended Research®
Value Equity Fund
BRU-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 3.2%
Honeywell International, Inc.	18,675	$3,091,646
Huntington Ingalls Industries, Inc.	4,658	705,780
L3Harris Technologies, Inc.	5,848	1,056,967
Lockheed Martin Corp.	2,934	1,145,023
Northrop Grumman Corp.	2,201	754,085
		$6,753,501
Apparel Manufacturers – 0.3%
PVH Corp.	10,160	$566,522
Automotive – 1.0%
Lear Corp.	18,442	$2,101,097
Biotechnology – 1.3%
Biogen, Inc. (a)	6,051	$1,740,510
Gilead Sciences, Inc.	16,076	1,073,073
		$2,813,583
Broadcasting – 0.5%
Walt Disney Co.	8,698	$1,147,005
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	46,618	$1,656,338
Business Services – 2.1%
Fidelity National Information Services, Inc.	9,084	$1,370,321
Fiserv, Inc. (a)	23,213	2,311,551
Global Payments, Inc.	4,552	803,974
		$4,485,846
Cable TV – 2.9%
Charter Communications, Inc., “A” (a)	5,476	$3,371,081
Comcast Corp., “A”	64,930	2,909,513
		$6,280,594
Chemicals – 1.6%
Eastman Chemical Co.	28,043	$2,050,224
PPG Industries, Inc.	11,748	1,414,459
		$3,464,683
Computer Software – 1.5%
Microsoft Corp.	14,196	$3,201,624
Computer Software - Systems – 1.0%
Arrow Electronics, Inc. (a)	9,052	$711,125
Synnex Corp.	4,857	617,568
Zebra Technologies Corp., “A” (a)	2,533	725,780
		$2,054,473
Construction – 1.9%
AvalonBay Communities, Inc., REIT	3,893	$615,327
D.R. Horton, Inc.	20,440	1,458,803
Masco Corp.	14,579	849,956
Mid-America Apartment Communities, Inc., REIT	5,442	637,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	12,627	$533,112
		$4,094,565
Consumer Products – 2.7%
Colgate-Palmolive Co.	9,419	$746,550
Kimberly-Clark Corp.	17,600	2,776,576
Procter & Gamble Co.	15,843	2,191,562
		$5,714,688
Electrical Equipment – 0.8%
Johnson Controls International PLC	29,310	$1,193,796
Littlefuse, Inc.	2,968	536,733
		$1,730,529
Electronics – 3.8%
Applied Materials, Inc.	43,180	$2,659,888
Intel Corp.	106,188	5,410,279
		$8,070,167
Energy - Independent – 2.2%
ConocoPhillips	43,863	$1,661,969
Diamondback Energy, Inc.	11,990	467,130
EOG Resources, Inc.	14,527	658,654
Valero Energy Corp.	36,277	1,907,808
		$4,695,561
Energy - Integrated – 1.3%
Chevron Corp.	12,537	$1,052,230
Exxon Mobil Corp.	42,593	1,701,165
		$2,753,395
Engineering - Construction – 0.5%
Quanta Services, Inc.	21,112	$1,081,990
Food & Beverages – 1.7%
General Mills, Inc.	8,608	$550,482
J.M. Smucker Co.	8,753	1,051,935
PepsiCo, Inc.	13,901	1,946,974
		$3,549,391
Food & Drug Stores – 1.8%
Wal-Mart Stores, Inc.	27,653	$3,839,619
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	11,842	$1,218,660
General Merchandise – 1.0%
Dollar General Corp.	10,191	$2,057,359
Health Maintenance Organizations – 1.4%
Cigna Corp.	3,787	$671,700
Humana, Inc.	5,637	2,340,313
		$3,012,013
Insurance – 5.7%
Allstate Corp.	7,745	$720,285
Berkshire Hathaway, Inc., “B” (a)	15,521	3,384,199
Chubb Ltd.	19,026	2,378,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Equitable Holdings, Inc.	42,970	$910,534
Hartford Financial Services Group, Inc.	44,348	1,793,877
MetLife, Inc.	59,253	2,278,870
Reinsurance Group of America, Inc.	7,470	684,850
		$12,150,865
Internet – 2.0%
Alphabet, Inc., “A” (a)	1,600	$2,607,248
Facebook, Inc., “A” (a)	5,792	1,698,214
		$4,305,462
Leisure & Toys – 2.2%
Activision Blizzard, Inc.	18,952	$1,582,871
Electronic Arts, Inc. (a)	17,331	2,417,155
Mattel, Inc. (a)	58,697	630,699
		$4,630,725
Machinery & Tools – 4.5%
AGCO Corp.	36,152	$2,570,407
Caterpillar, Inc.	3,590	510,893
Eaton Corp. PLC	36,054	3,681,113
Regal Beloit Corp.	21,388	2,114,418
Trane Technologies PLC	6,633	785,281
		$9,662,112
Major Banks – 8.7%
Bank of America Corp.	207,598	$5,343,572
Goldman Sachs Group, Inc.	9,147	1,873,946
JPMorgan Chase & Co.	29,693	2,974,942
Morgan Stanley	59,384	3,103,408
PNC Financial Services Group, Inc.	26,234	2,917,221
State Street Corp.	8,799	599,124
Wells Fargo & Co.	69,501	1,678,449
		$18,490,662
Medical & Health Technology & Services – 1.7%
HCA Healthcare, Inc.	14,712	$1,996,713
McKesson Corp.	10,617	1,629,072
		$3,625,785
Medical Equipment – 3.1%
Boston Scientific Corp. (a)	25,783	$1,057,619
Danaher Corp.	2,804	578,942
Medtronic PLC	46,698	5,018,634
		$6,655,195
Natural Gas - Distribution – 1.5%
Sempra Energy	20,224	$2,500,698
UGI Corp.	22,280	769,328
		$3,270,026
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	47,914	$492,556
Network & Telecom – 0.3%
Ciena Corp. (a)	11,731	$665,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.2%
National Oilwell Varco, Inc.	87,140	$1,045,680
Schlumberger Ltd.	81,507	1,549,448
		$2,595,128
Other Banks & Diversified Financials – 2.9%
American Express Co.	12,086	$1,227,817
Citigroup, Inc.	72,876	3,725,421
U.S. Bancorp	31,738	1,155,263
		$6,108,501
Pharmaceuticals – 6.8%
Eli Lilly & Co.	13,276	$1,970,026
Johnson & Johnson	49,774	7,635,829
Merck & Co., Inc.	31,925	2,722,245
Pfizer, Inc.	55,540	2,098,856
		$14,426,956
Pollution Control – 0.3%
Waste Management, Inc.	5,704	$650,256
Printing & Publishing – 0.6%
S&P Global, Inc.	3,819	$1,399,358
Railroad & Shipping – 2.5%
CSX Corp.	34,080	$2,605,757
Kansas City Southern Co.	5,624	1,023,793
Union Pacific Corp.	8,840	1,701,169
		$5,330,719
Real Estate – 4.0%
Brixmor Property Group, Inc., REIT	52,484	$619,311
EPR Properties, REIT	10,334	333,892
Life Storage, Inc., REIT	9,559	1,007,805
Medical Properties Trust, Inc., REIT	41,817	776,960
Prologis, Inc., REIT	11,160	1,136,758
Public Storage, Inc., REIT	3,175	674,370
Spirit Realty Capital, Inc., REIT	41,800	1,484,318
STORE Capital Corp., REIT	66,795	1,806,137
W.P. Carey, Inc., REIT	9,368	649,858
		$8,489,409
Restaurants – 1.4%
Darden Restaurants, Inc.	8,699	$753,942
Starbucks Corp.	18,745	1,583,390
Yum China Holdings, Inc.	10,639	613,977
		$2,951,309
Specialty Chemicals – 1.9%
Corteva, Inc.	28,843	$823,468
DuPont de Nemours, Inc.	30,607	1,706,646
Linde PLC	6,289	1,570,615
		$4,100,729
Specialty Stores – 2.1%
Home Depot, Inc.	6,069	$1,729,908
Target Corp.	17,656	2,669,764
		$4,399,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc. (a)	5,418	$632,172
Telephone Services – 2.7%
AT&T, Inc.	80,217	$2,391,269
Verizon Communications, Inc.	56,462	3,346,503
		$5,737,772
Tobacco – 1.7%
Altria Group, Inc.	15,198	$664,760
Philip Morris International, Inc.	36,154	2,884,728
		$3,549,488
Utilities - Electric Power – 5.1%
AES Corp.	36,239	$643,242
American Electric Power Co., Inc.	18,801	1,482,083
Edison International	12,551	658,676
Exelon Corp.	78,890	2,911,830
FirstEnergy Corp.	15,930	455,439
NRG Energy, Inc.	26,588	914,893
Southern Co.	26,280	1,371,290
Xcel Energy, Inc.	36,972	2,568,630
		$11,006,083
Total Common Stocks		$211,670,112
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,304,694	$1,304,694

Other Assets, Less Liabilities – 0.1%		251,381
Net Assets – 100.0%		$213,226,187
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,304,694 and $211,670,112, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$211,670,112	$—	$—	$211,670,112
Mutual Funds	1,304,694	—	—	1,304,694
Total	$212,974,806	$—	$—	$212,974,806
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,980,316	$29,393,641	$30,069,097	$(166)	$—	$1,304,694

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$696	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.